LEASES	12 Months Ended
Dec. 31, 2021
LEASES.
LEASES

19.  LEASES

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Right-of-use assets	—	1,237,734	194,227

Operating lease liabilities – current	—	598,062	93,850
Operating lease liabilities – non-current	—	575,060	90,239
Total operating lease liabilities	—	1,173,122	184,089

19.  LEASES (CONTINUED)

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2021 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.35
Weighted average discount rate	5.525%

During the years ended December 31, 2021, the Group incurred total operating lease expenses and operating lease payment of RMB672,910 (US$105,594) and RMB 637,243 (US$99,997).

Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2021:

	RMB	US$
2022	598,062	93,850
2023	369,272	57,947
2024	174,845	27,437
2025	65,989	10,355
2026 and thereafter	50,459	7,918
Less: interest	(85,505)	(13,418)

Total	1,173,122	184,089